Income Taxes (Details 3) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	[1]	$ 75,766	$ 30,129
Research and development expenses		9,186	4,327
Leasing liabilities		4,588	4,823
Accruals and reserves		848	351
Share-based compensation		7,758	1,371
Deferred IPO costs		346	0
R and D tax credits		351	0
Bad debt		157	0
Unrealized Losses from marketable securities		482	0
Gross deferred tax assets		99,482	41,001
Valuation allowance		(79,211)	(36,077)
Total deferred tax assets		20,271	4,924
Deferred tax liabilities:
Deferred contract acquisition costs		391	376
Leasing assets		4,570	4,548
Property and equipment		42	0
Intangibles		21,577
Other		78
Gross deferred tax liabilities		26,658	4,924
Net deferred taxes		$ (6,387)	$ 0

[1]	Refer to note 10g.